TRANSACTIONS INVOLVING RELATED PARTIES	12 Months Ended
Dec. 31, 2011
TRANSACTIONS INVOLVING RELATED PARTIES
TRANSACTIONS INVOLVING RELATED PARTIES

24. TRANSACTIONS INVOLVING RELATED PARTIES

Terra Stabile A.E./ Terra Norma A.E.

The Company leases office space as well as warehouse space in Piraeus, Greece from Terra Stabile A.E. (“Terra Stabile”), which is controlled by Michail Zolotas, the Company's Vice Chairman, President, Chief Executive Officer and member of the Company's Board of Directors. In November 2009, the Company and Terra Stabile entered into a 12-year lease agreement in relation to the office space and on April 28, 2010, the Company and Terra Stabile entered into a 12-year lease agreement for the warehouse space (see Note 22). In May 2011, the Company also entered into two nine-month lease agreements with Terra Norma A.E., which is controlled by Mr. Zolotas, in relation to office parking space. Total rent for the years ended December 31, 2011 and 2010 was approximately $484 and $340, respectively.

Management Services and Commissions

Magnus Carriers, a company owned by two of our former officers and directors, is a company that provided commercial management services to certain Company’s vessel-owning companies at a commission of 1.25% of hires and freights earned by the vessels, or fees of $7 per month per vessel where no 1.25% commission was payable. In addition, Magnus Carriers was entitled to a commission of 1% on the sale or purchase price in connection with a vessel sale or purchase. These agreements were cancelled by the Company on May 1, 2009. For the years ended December 31, 2011 and 2010, for the period January 1, 2009 to October 13, 2009, and for the period October 14, 2009 to December 31, 2009, these commissions and management fees were $0, $135, $413, and $0, respectively (figures include continuing and discontinued operations).

Sea Breeze

As part of attaining revenue (commissions) for the Company's vessels, the Company contracted with a related entity, Sea Breeze Ltd., of which one of the Company's former directors is a shareholder. In addition, the Company paid 1% of the purchase price brokerage commission on the sale of the Saronikos Bridge and the MSC Seine, respectively. For the years ended December 31, 2011 and 2010, for the period January 1, 2009 to October 13, 2009, and for the period October 14, 2009 to December 31, 2009, the commissions amounted to $0, $111, $74, and $53, respectively (figures include continuing and discontinued operations).

Newfront — Stamford

At December 31, 2009, the vessel Australia had technical ship management and commercial management agreements with Stamford and Newfront, and the vessels China and Brazil had technical ship management and commercial management agreements with Newfront. Stamford and Newfront are both related parties with shareholders in common. The agreed annual management fees were approximately $185 per vessel. During the first quarter of 2010, these agreements were terminated. Accordingly, the vessel owning companies signed agreements with Newlead Bulkers S.A. for the provision of commercial and technical ship management services (see below). For the years ended December 31, 2011 and 2010, for the period January 1, 2009 to October 13, 2009 and for the period October 14, 2009 to December 31, 2009, the management fees for Newfront were approximately$0, $50, $0 and $81, respectively, and for Stamford were approximately $0, $28, $0, and $40, respectively.

Newlead Bulkers S.A.

Since April 1, 2010, Newlead Bulkers S.A. has been a subsidiary of the Company as a result of its acquisition from Grandunion described in Note 5 above and, consequently, any transactions with the rest of the group have been fully eliminated since that date. Until March 31, 2010, when it was a related party due to the existence of shareholders in common, Newlead Bulkers S.A. assumed the commercial and technical ship management services for the Australia, the China and the Brazil. The management fees for the year ended December 31, 2010 were $59.

As of December 31, 2011, the commercial and technical management services of all of the Company’s owned and operated vessels were provided in-house by Newlead Shipping and Newlead Bulkers.

Newlead Shipping S.A.

Since April 1, 2010, Newlead Shipping S.A. has been a subsidiary of the Company as a result of its acquisition from Grandunion described in Note 5 above and, consequently, any transactions with the rest of the group have been fully eliminated since that date. Until March 31, 2010, when it was a related party due to the existence of shareholders in common, Newlead Shipping S.A. assumed the commercial and technical ship management services for the Newlead Avra and the Newlead Fortune. The management fees for the year ended December 31, 2010 were $36.

As of December 31, 2011, the commercial and technical management services of all of the Company’s owned and operated vessels were provided in-house by Newlead Shipping and Newlead Bulkers.

Grandunion Inc.

In April 2010, the Company completed the acquisition of six vessels (four dry bulk vessels and two product tankers) and Newlead Shipping and its subsidiaries, an integrated technical and commercial management company, from Grandunion. For more details, refer to Note 5. In July 2010, the Company completed the acquisition of five dry bulk vessels from Grandunion including two newbuildings with long term time charters. See Note 11 for more details.

Domina Petridou O.E.

The Company leased office space in Glyfada, Greece from Domina Petridou O.E., a company in which one of the Company's former directors is a shareholder. In November 2005, the Company entered into a 10-year lease agreement with the landowner. In October 2007, the Company entered into an additional nine-year lease agreement with the landowner. These agreements were terminated in 2009 and in the first quarter of 2010, respectively (see Note 22). Total rent for the years ended December 31, 2011 and 2010, and for the periods January 1, 2009 to October 13, 2009, and October 14, 2009 to December 31, 2009 amounted to approximately $0, $17, $113, and $25, respectively.

Aries Energy Corporation

On April 15, 2010, the Company completed the acquisition of two Kamsarmaxes under construction for an aggregate consideration of approximately $112,700 (including the assumption of newbuilding contract commitments and debt related to the two Kamsarmaxes) in exchange for the vessel Chinook as part of the same transaction. The purchase was completed pursuant to the terms of a Securities Purchase Agreement, dated February 18, 2010, with Aries Energy Corporation, a company with which NewLead has a significant shareholder in common and Bhatia International PTE Ltd., an unrelated third party. Gabriel Petrides, a former Board member and an affiliate of Rocket Marine, is one of the Company’s principal stockholders and is one of the principals of Aries Energy Corporation. The vote on Rocket Marine's shares was controlled by Grandunion pursuant to a voting agreement, and Mr. Petrides left the Company’s board in October 2009. Accordingly, even though Rocket Marine was a principal stockholder, neither it nor Mr. Petrides had the ability to influence the Company. The voting agreement between Rocket Marine Inc. and Grandunion was terminated effective as of February 29, 2012. Management believes that the negotiations were conducted at arm's length and that the sale price is no less favorable than would have been achieved through arm's length negotiations with a wholly unaffiliated third party.